Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	December 31
	2018	2017
	(In thousands)
Trade receivables from DGW KG	$651	$537
Trade payables to DGW KG	$18,615	$19,611

	Years Ended December 31,
	2018	2017	2016
	(In thousands)
Purchased carbon black products from DGW KG	$93,536	$79,270	$77,670
Sales and services provided to DGW KG	$6,464	$2,627	$2,574